Lease	12 Months Ended
Dec. 31, 2022
Lease
Lease

13          Lease

(a)	Amounts recognised in the consolidated balance sheets:

Right-of-use assets are classified as property, plant and equipment (Note 12).

	As at	As at	As at
	31 December	31 December	31 December
	2020	2021	2022
	RMB	RMB	RMB
Lease liabilities
Current	35,868	28,278	27,352
Non-current	178,983	105,754	99,304
	214,851	134,032	126,656

(b)	Amounts recognised in the consolidated statements of comprehensive income:

	2020	2021	2022
	RMB	RMB	RMB
Interest expense (included in finance costs) (Note 8)	16,693	12,844	8,681
Expense relating to short-term leases (included in cost of goods sold and administrative expenses)	4,860	15,836	12,822

The total cash outflow for leases in 2022 was approximately RMB31,263,000 (2021: RMB50,575,000).